FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT
5.FINANCIAL RISK MANAGEMENT

5.1General considerations and policies

Risks and financial instruments are managed through policies, the definition of strategies and implementation of control systems, defined by the risk management committees of the entities of the group, and approved by the Company’s Board of Directors. The compliance of treasury financial instruments positions, including derivatives, in relation to these policies, is presented and assessed on a monthly basis by the Company’s Treasury Committee and subsequently submitted to the analysis of the Audit and Risk Management and Finance Committees, the Executive Committee and, if necessary, the Board of Directors.

Risk management of the Company’s operations is performed by the Company’s Corporate Treasury, which is also responsible for approving short-term investments and borrowings transactions. Risk management of the subsidiaries Aesop, The Body Shop, Avon and Natura Cosméticos is conducted by local treasury teams, subject to monitoring and approval of the Company’s Corporate Treasury.

5.2Risks associated with the conflict between Russia and Ukraine

The Company's Management is continuously monitoring developments to assess any possible future impacts that may arise as a result of the ongoing crisis, including the impairment of financial and non-financial assets, which the Company’s Management assesses based on the best information available.

So far, the conflict resulted in the suspension of the operations of exports from the Russian manufacturing unit to other countries in the region, including Ukraine, which are now supplied by our unit in Poland. Avon, however, continues to provide a basic earning opportunity to its representatives through a simplified operating model. As of the date of these financial statements, the Company confirms that the facilities, as well as the goods and stocks held therein, have not been damaged and are in a suitable condition to be operated.

Regarding operations of the subsidiary Avon in Russia, as of the date of these financial statements, no significant impacts were identified that affect the business model for managing financial assets or the classification of these assets. Additionally, there are no indications of a significant increase in the expected credit loss associated with operations, considering the maintenance of receivables collection levels and the increase in cash transactions (considering the reduction in credit operations as a result of restrictions imposed locally and of credit card processing companies in the country).

Considering the maintenance of collection levels and sales operations for the local market in Russia, as well as the inexistence of significant restrictions that affect the Company's ability to carry out the management and cash changes necessary to maintain its operations, there is no significant risk of liquidity related to these events that affect this financial statement. Similarly, market risks associated with the transaction, including interest rate, currency and other price risks, including raw materials, did not significantly affect the Company's financial assets, considering the expectation of recoverability of the amounts in the ordinary course of business.

Regarding the operations in Ukraine, the impacts arising from the lower economic activity under the new simplified operating model are not relevant to the individual and consolidated financial statements.

As a result of the developments of the conflict in the year ended December 31, 2023, there were still no impacts resulting from possible breaches of covenants or losses related to derecognition and/or modification of financial instruments or reclassification of cash flow hedge reserve amounts as a result of loss of effectiveness of derivatives recognized by hedge accounting or by the loss of expectation that transactions evaluated as highly probable will actually occur.

5.3Financial risk factors

The Company’s activities expose them to several financial risks: market risks (including foreign currency and interest rate risks), credit risk and liquidity risk. The Company’s overall risk management program is focused on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance, using financial instruments to hedge certain risk exposures. The Company does not operate derivative instruments with the purpose of speculation.

5.3.1 Market risks

Market risks reflect the risks that the fair value or future cash flows of a financial instrument will fluctuate as a result of changes in market prices, including foreign exchange risk, interest rate risk and other price risks. The Company is exposed to market risks arising from their business activities. These market risks mainly comprise possible fluctuations in exchange and interest rates.

Other price risks include, among others, exposures to financial instruments due to changes in commodity and raw material prices. Climatic aspects, such as the availability of natural raw material used in the products and/or significant changes in the cost of these items may expose the Company to additional market risks that affect the entity's operations as well as the measurement and/or recoverability of financial instruments. As of December 31, 2023, the Company’s Management assessed these risks and concluded that they are not material.

5.3.1.1 Derivative financial instruments used to manage market risks

The Company classifies derivative financial instruments as financial derivatives and operational derivatives. Financial derivatives include swaps or forwards used to hedge exchange rate or interest rate risks related to loans, financing, debt securities and loans between related parties. Operational derivatives include forward contracts used to hedge the exchange rate risk of the Company's operational activities (such as import and export transactions).

As of December 31, 2023 and 2022, derivative contracts are maintained directly with financial institutions and not through stock exchanges, and are not subject to margin deposits to guarantee these operations.

As of December 31, 2023 and 2022, the balances of derivative are presented as follows:

Consolidated	Fair value			Gains (losses) of fair value adjustment
Description	2023	2022	2021	2023	2022	2021
Swap agreements: (a)
Asset portion:
Dollar long position	876,664	6,108,505	6,881,981	19,457	34,867	978,350

Liability portion:
Post-fixed CDI Rate:
Short position in CDI	(824,344)	(6,874,285)	(6,348,442)	-	(697,678)	(823,887)

Forward contracts and NDF:
Liability portion:
Post-fixed CDI Rate:
Natura Cosméticos	(5,878)	(521)	(48)	(2,090)	(521)	(48)
Natura Indústria	(28,856)	(6,633)	-	(28,856)	(6,633)	-
Natura Mexico (Latam)	320	-	-	151	-	-
The Body Shop	-	16,789	(2,554)	-	(1,180)	12
Aesop	-	(1,350)	-	-	90	-
Avon Brasil	(3,702)	(1,183)	-	(3,702)	(1,183)	-
Avon Internacional	(43,248)	(19,203)	(14,462)	(28,633)	(6,925)	106
Natura Luxembourg	(22,182)	(18,996)	(89)	180	2,293	(89)

Total derivative instruments, net:	(51,226)	(796,877)	516,386	(43,493)	(676,870)	154,420

a) Swap transactions consist of swapping the exchange rate variation for a correction related to a percentage of the fluctuation of the Certificate of bank deposits (post-fixed CDI), in the case of Brazil

Below are the changes in net derivatives balances for the years ended on December 31, 2023 and 2022:

Consolidated
Balance as of December 31, 2021	516,637
Losses from swap and forward derivative contracts for the year (unrealized)	(992,813)
Payment of funds due to settlement of derivative transactions - operational activity	594,225
Receipt of funds due to settlements of derivative instruments - financing activity	(118,707)
Losses in cash flow hedge operations (other comprehensive income)	(790,479)
Other movements	(5,740)
Balance as of December 31, 2022	(796,877)
Losses from swap and forward derivative contracts for the year (unrealized)	(1,791,905)
Payment of funds due to settlement of derivative transactions - operational activity	1,487,092
Payment of funds due to settlements of derivative instruments - financing activity	310,870
Losses in cash flow hedge operations (other comprehensive income)	746,648
Other movements	(7,054)
Balance as of December 31, 2023	(51,226)

Foreign currency risk

The Company is exposed to foreign exchange risk resulting from financial instruments and operations in currencies other than their functional currencies, as well as to operating cash flows in foreign currencies. To reduce this exposure, policies were implemented to hedge the Company from foreign exchange risk, which establish exposure levels related to these risks. Pursuant to the Foreign Exchange Hedging Policy, the derivatives entered into by the Company should eliminate the foreign exchange risk of financial instruments in currencies other than their functional currencies and should also limit losses due to exchange rate variation on future cash flows.

The treasury procedures defined by the current policies include quarterly projection and assessment of the consolidated foreign exchange rate exposure of the Company, on which Management’s decision-making is based. The Company’s foreign exchange hedging policy considers the amounts of foreign currency of receivables and payables balances from commitments already assumed and recorded in the financial statements, as well as future cash flows associated with transactions predicted to be highly probable with an average term of up to twelve months.

During 2023, the Company transferred its sustainability-linked debt (“Notes”, as described in explanatory note 19) from the subsidiary Natura Cosméticos S.A. to the subsidiary Natura &Co Luxembourg Holdings S.á.r.l. (“Natura &Co Luxembourg”), as part of the rebalancing and reorganization process of the Group's debt initiated when the sale of the former subsidiary Aesop.

The debt denominated in US dollars was included in a hedge accounting structure, aiming to protect the variability of payments arising from exchange rate and interest rate risks. Considering the transfer made to the subsidiary Natura &Co Luxembourg, whose functional currency is the US dollar, the protected risk was no longer eligible within the hedge accounting structure and, consequently, the Company proceeded with the derecognition of this structure. As a result, the amount of R$4,958,286, previously recognized in the liabilities of the subsidiary Natura Cosméticos S.A., was derecognized and recognized in the subsidiary Natura &Co Luxembourg. Losses recognized in other comprehensive income of R$700,810, before tax effects, were reclassified to the statement of profit and loss for the nine-month period ended September 30, 2023, as a financial expense. Additionally, the derivatives liability position of R$1,380,405 was settled with the corresponding financial institutions in September 2023.

Sensitivity analysis

For the foreign exchange risk sensitivity analysis, the Company’s Management believes that it is important to consider, in addition to the assets and liabilities with exposure to fluctuations in exchange rates recorded in the balance sheet, the fair value of the financial instruments entered into by the Company to hedge certain exposures as of December 31, 2023 and 2022, as set forth in the table below:

	Consolidated
	2023	2022
Borrowing and financing in foreign currency in Brazil (a)	-	(5,252,376)
Trade accounts receivable in foreign currency in Brazil	328,346	521,427
Trade accounts payable in foreign currencies in Brazil	(158,500)	(15,214)
Fair value of financial derivatives	(38,436)	6,101,350
Net asset exposure	131,410	1,355,187

a) Excluding transaction costs.

This analysis considers only financial assets and liabilities recorded in Brazil in foreign currency, since exposure to the foreign exchange rate variation in other countries is close to zero. The following table shows the projection of the incremental loss that would have been recognized in profit or loss for the subsequent year, if the current net foreign exchange exposure remains static, based on the following scenarios:

	Consolidated
Parity - R$ vs US$	4.8413	3.6715	2.4477
	Scenario	Scenario I	Scenario II
Operation/Instrument	Brazilian Real	Depreciation 25%	Depreciation 50%
Assets denominated in US$
Fair value of “financial” derivatives	(38,436)	(29,149)	(19,432)
Trade accounts receivable in foreign currency in Brazil	328,346	249,007	166,005

Liabilities denominated in US$
Trade accounts payable in foreign currencies in Brazil	(158,500)	(120,201)	(80,134)
Impact on net income and shareholders’ equity	131,410	(31,753)	(64,971)

The probable scenario considers future US dollar rates for a 90 days-term. According to quotations obtained at the Brazilian Stock Exchange (“B3”) as of December 31, 2023 and in line with the first maturities of financial instruments with exchange exposure, R$ 4.8953 / US$ 1.00. Scenarios I and II consider an increase/decrease in the US dollar of 25% (R$ 3.6715 / US$ 1.00) and 50% (R$ 2.4477 / US$1.00), respectively.

a) Interest rate risk

The interest rate risk arises from short and long-term investments, borrowing, financing and debentures. Financial instruments issued at variable rates expose the Company to cash flow risk associated with interest rate. Financial instruments issued at fixed rates expose the Company to the fair value risk associated with the interest rate.

The Company’s cash flow risk associated with interest rate arises from short-term and long-term investments, borrowing and financing issued at floating rates. The Company’s Management holds, for the most part, the indexes of its exposures to deposit and lending interest rates tied to floating rates. Short-term investments are adjusted by the Certificate interbank deposits (“CDI”) whereas borrowing and financing are adjusted by the CDI and fixed rates, according to the contracts entered into with financial institutions and through the negotiation of securities with investors in that market.

Additionally, the Company considered potential aspects related to sustainability and climate change commitments as part of the risks to which it is exposed in relation to the interest rate on financial instruments, except for the risks associated with the ESG notes (disclosed in item (f) below), there is no exposure to material risks which should be subject to specific disclosure.

Sensitivity analysis

As of December 31, 2023, there are borrowing, financing and debentures contracts denominated in foreign currency that are linked to interest swap agreements, changing the liability index rate to the CDI variation. Accordingly, the risk of the Company becomes the exposure to the variation of the CDI. The following table presents the exposure to interest rate risks of transactions related to CDI, including derivative transactions (borrowing, financing and debentures in Brazil were considered in full, given that 99.4% of the amount is related to the CDI):

Consolidated
Total borrowing, financing and debentures - in local currency (note 19)	(6,111,702)
Operations in foreign currency with derivatives related to CDI (a)	52,319
Short-term investments (notes 6 and 7)	5,661,434
Net exposure	(397,949)

(a) Refers to transactions involving derivatives related to CDI to hedge the borrowing, financing and debentures arrangements raised in foreign currency in Brazil.

The sensitivity analysis considers the exposure of borrowing, financing and debentures, net of short-term investments, linked to CDI (notes no. 6 and 7).

The following tables show the projection of incremental loss that would have been recognized in profit or loss for the following year, assuming that the current net liability exposure is static and the following scenarios:

	Description	Company Risk	Probable scenario	Scenario II	Scenario III
Consolidated	Net liability	Rate increases	(5,683)	40,184	86,050

The probable scenario considers future interest rates for 90 days-term, according to B3 quotations on the expected dates of the first maturities of financial instruments with exposure to interest rates, as of December 31, 2023. Scenarios II and III consider an increase interest rates by 25% (14.13% per year) and 50% (16.95% per year), respectively, over a CDI rate of 11.30% per year.

5.3.1.2 Derivative instruments designated for hedge accounting

a) Cashflow hedge

The Company formally designated its operations subject to hedge accounting for derivative instruments to hedge borrowings, financing and debentures denominated in foreign currency and other expenses of Company, for derivative instruments contracted to hedge the purchase of nationalized materials of indirect subsidiaries Avon Industrial and Natura Industria and for derivative instruments contracted to hedge the operating cash flows from subsidiary The Body Shop’s foreign currency purchase and sales transactions.

There is an economic relationship between the hedged items and the hedging instruments, as the terms of the contracts correspond to (i) the terms of anticipated and highly probable transactions (for example, the notional amount and expected payment date) to the case of derivative instruments contracted to protect highly probable purchases; and (ii) terms associated with debts contracted in foreign currency which are hedged by derivatives that aim to eliminate the variability of cash flows associated with dollar-denominated debt.

The Company established a hedge ratio of 1:1 for the hedge relationships, as the underlying risks of the contracts are identical to the protected risk components. To test the effectiveness of the hedge, the Company uses the hypothetical derivative method and compares the changes in the fair value of the hedging instruments with the changes in the fair value of the hedged items attributable to the hedged risks.

The sources of ineffectiveness, historically immaterial, may come from: (i) differences in the timing of cash flows from hedged items and hedging instruments; (ii) different indices (and, consequently, different curves) associated with the hedged risk of hedged items and hedging instruments; (iii) counterparty credit risk having a different impact on fair value movements of hedging instruments and hedged items; and (iv) changes in the expected amount of cash flows from hedged items and hedging instruments.

For years ending on December 31, 2023 and 2022, the Company designated for hedge accounting the derivative instruments (forward swap) contracted in May 2021, which aim at eliminating the variation in the payments of principal amount and interest in dollars associated with (“ESG Notes”), making the payments fixed at CDI plus spread. As previously mentioned, due to the transfer of this debt to Natura &Co Luxembourg, the protected risk was no longer eligible within the hedge accounting structure, and, consequently, the Company proceeded with the derecognition of the structure.

As of December 31, 2023, the net position of derivative instruments designated as cash flow hedges consists exclusively of operational derivatives and is detailed:

				Other comprehensive income
	Hedged item	Notional currency	Fair value	Gain (loss) in the year	Gain (loss) in the year
Currency swap – US$/R$ - Natura Cosméticos	Currency and interest rate	BRL	(5,878)	(2,090)	763,197
Forward agreements (Avon Industria)	Currency	BRL	(3,702)	(3,702)	5,452
Forward agreements (Natura Dist. Mexico)	Currency	BRL	320	151	151
Forward agreements (Natura Industria)	Currency	BRL	(21,497)	(21,497)	(22,637)
Forward agreements (Natura Holding)	Currency	BRL	1,731	486	485
Total			(29,026)	(26,652)	746,648

The changes in cash flow hedge reserve recorded in OCI are shown below:

Consolidated
Cash flow hedge balance as of December 31, 2020	159,077
Change in the fair value of hedge instrument recognized in OCI	(210,150)
Tax effects on fair value of hedge instrument	72,939
Cash flow hedge balance as of December 31, 2021	21,866
Change in the fair value of hedge instrument recognized in OCI	(790,479)
Tax effects on fair value of hedge instrument	270,035
Cash flow hedge balance as of December 31, 2022	(498,578)
Change in the fair value of hedge instrument recognized in OCI	746,648
Tax effects on fair value of hedge instrument	(251,950)
Cash flow hedge balance as of December 31, 2023	(3,880)

b) Fair value hedge

For the years ending December 31, 2023 and 2022, the designation (which only included financial derivatives) referred to derivative instruments (swap contracts) contracted in October 2022, which aim to eliminate the variation in interest rates associated with the 2nd and 3rd series of debentures from the 12th issue ("CRI debentures") contracted in IPCA for a flow in CDI plus spread, in accordance with the Group's risk management policy.

The type of hedge relationship applied to such instruments is fair value hedge, which is used to offset variations arising from changes in the fair value of the liability attributable to the specific risk.

There is an economic relationship between protected items and hedging instruments, as the terms of the contracts correspond to terms associated with the contracted debt. The Company established a hedge ratio of 1:1 for the hedge relationships, as the underlying risks of the contracts are identical to the protected risk components.

To test the effectiveness of the hedge, the Company uses the sensitivity test, measuring the variation using the offset method in US dollars. Sources of ineffectiveness, historically immaterial, may arise from: (i) reductions or modifications of the protected item (debt payment); (ii) changes in the credit risk of the Company or the counterparty to the contracts; (iii) changes in the spread over IPCA in the swap.

As of December 31, 2023, the net position of derivative instruments designated as fair value hedges consists exclusively of financial derivatives and is detailed below:

	Protection object	Reference currency (Notional)	Fair value
Fair value	Interest Rate	BRL	52,319
Total			52,319

5.3.2 Credit risk

Credit risk refers to the risk of a counterparty not fulfilling its contractual obligations, causing the Company to incur financial losses. The Company's sales are made to a large number of Natura and Avon Consultants and this risk is managed through a credit granting process. The result of this management is reflected in the item “provision for expected credit losses” in “accounts receivable from customers”, as shown in explanatory note no. 8.

The Company is also subject to credit risks related to financial instruments contracted in the management of its business, mainly represented by cash and cash equivalents, financial investments and derivative financial instruments. The Company considers the credit risk of the operations it maintains in financial institutions with which it operates to be low, which are considered by Management to be first line.

The financial investment policy established by the Company's Management elects the financial institutions with which contracts can be concluded, in addition to defining limits regarding the percentages of resource allocation and absolute values to be applied to each of them.

5.3.3 Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash, short-term investments, funds available through credit facilities and the ability to settle market positions.

Management monitors the Company’s liquidity level considering the expected cash flows in exchange for unused credit facilities, as shown in the following table:

	Consolidated
	2023	2022
Total current assets	15,987,222	16,121,527
Total current liabilities	(10,413,499)	(13,337,868)
Total net working capital	5,573,723	2,783,659

As of December 31, 2023 and 2022, the carrying amount of financial liabilities, measured using the amortized cost method, considering interest payments at a floating rate and the value of debt securities reflecting the forward market interest rates, may be changed due to the variation in floating interest rates. Their corresponding maturities, considering that the Company is in compliance with contractual covenants, are evidenced below:

2023	Less than a year	One to five years	More than five years	Total expected contractual cash flow	Interest to be accrued	Carrying amount
Borrowing, financing and debentures	357,568	4,194,476	4,078,504	8,630,548	(2,518,846)	6,111,702
Derivatives	140,679	71,134	(160,587)	51,226	-	51,226
Lease liability	401,217	912,529	135,207	1,448,953	(298,513)	1,150,440
Trade accounts payables, related parties and reverse factoring operations	5,302,478	-	-	5,302,478	-	5,302,478
Dividends payable	294,231	-	-	294,231	-	294,231

2022	Less than a year	One to five years	More than five years	Total expected contractual cash flow	Interest to be accrued	Carrying amount
Borrowing, financing and debentures	722,146	3,228,866	13,140,599	17,091,611	(3,499,325)	13,592,286
Derivatives	640,257	1,504,007	(1,347,387)	796,877	-	796,877
Lease liability	1,070,253	2,019,723	856,402	3,946,378	(675,641)	3,270,737
Trade accounts payables, related parties and reverse factoring operations	6,375,930	-	-	6,375,930	-	6,375,930
Dividends payable	260	-	-	260	-	260

New borrowing and financing in the year ended December 31, 2023 are disclosed on note no 19.

Matters related to climatic factors and other sustainability commitments assumed may expose the Company to possible risks related to its financial instruments, especially related to the potential variability of cash flows required to settle obligations with third parties on financing that involve such commitments. On May 4, 2021, subsidiary Natura Cosméticos concluded the offer of the notes linked to the sustainability goals subject to interest of 4.125% p.a. and with maturity date on May 3, 2028 (“ESG Notes”) subject to foreign exchange risk, in the total principal amount of US$1,000,000, and these are guaranteed by the Company.

The targets, to be met by 2026, include a reduction in greenhouse gas emissions by 13% and the use of recycled plastic in packaging by at least 25%. Any non-compliance with the sustainability goals set forth above and/or lack of report issued by an external verifier attesting to the fulfillment of these goals within 30 days before November 3, 2027 (in relation to the year to be ended December 31, 2026) may affect the Company's liquidity, as it would lead to a 65-basic point increase in the interest rate per year. On the date of preparation of these financial statements, the Company has no indication that these targets will not be met at the time of effective measurement.

5.4Capital management

The Company's objectives when managing its capital are to safeguard the Company's ability to continue to provide returns to shareholders and benefits to other interested parties, in addition to maintaining an ideal capital structure to reduce this cost.

The Company monitors capital based on financial leverage ratios. This index corresponds to net debt divided by EBITDA (earnings before interest, taxes, depreciation and amortization - EBITDA). Net debt, in turn, corresponds to total loans and financing (including short- and long-term loans and financing, as shown in the consolidated balance sheet) subtracted from the amount of cash and cash equivalents and marketable securities (except resources of “Crer Para Ver” and the investment fund Dynamo Beauty Ventures Ltd (“DBV”).

5.5Fair value measurement

Financial instruments that are measured at fair value on the balance sheet dates as determined by CPC 46 – Fair value measurement (IFRS 13) follow the following hierarchy:

➢	Level 1: Valuation based on quoted (unadjusted) prices in active markets for identical assets and liabilities at balance sheet dates. A market is viewed as active if quoted prices are readily and regularly available from a securities exchange, broker, industry group, pricing service or regulatory agency and those prices represent actual market transactions that occur regularly on a purely commercial basis;
➢	Level 2: Used for financial instruments that are not traded in active markets (for example, over-the-counter derivatives), whose evaluation is based on techniques that, in addition to the quoted prices included in Level 1, use other information adopted by the market for the asset or passive directly (i.e. as prices) or indirectly (i.e. derived from prices); and
➢	Level 3: Valuation techniques for which the lowest level of input that is significant for measuring fair value is not observable.

Below, we present the carrying amount and fair values of the Company's financial instruments as of December 31, 2023 and 2022:

				Carrying amount		Fair value
Consolidated	Nota	Classification by category	Fair value hierarchy	2023	2022	2023	2022
Financial assets
Cash and cash equivalent	6
Cash and banks		Amortized cost	Level 2	2,113,566	2,904,808	2,113,566	2,904,808
Certificate of bank deposits		Fair value through profit or loss	Level 2	203,561	46,864	203,561	46,864
Repurchase operations		Fair value through profit or loss	Level 2	1,433,817	1,244,041	1,433,817	1,244,041
				3,750,944	4,195,713	3,750,944	4,195,713
Short-term investments	7
Government securities		Fair value through profit or loss	Level 2	1,272,445	31,415	1,272,445	31,415
Restricted cash		Fair value through profit or loss	Level 2	30,240	1,481	30,240	1,481
Financial treasury bills		Fair value through profit or loss	Level 2	392,253	539,450	392,253	539,450
Loan investment fund		Fair value through profit or loss	Level 2	2,329,118	1,228,093	2,329,118	1,228,093
DBV fund		Fair value through profit or loss	Level 3	36,698	35,235	36,698	35,235
				4,060,754	1,835,674	4,060,754	1,835,674

Trade accounts receivables - related parties	8 and 32.1	Amortized cost	Level 2	3,524,395	3,502,399	3,524,395	3,502,399
Judicial deposits	12	Amortized cost	Level 2	408,030	457,550	408,030	457,550
Sublease receivables	14	Amortized cost	Level 2	180,440	262,108	180,440	262,108
Receivables from service providers	14	Amortized cost	Level 2	109,639	110,214	109,639	110,214
Accounts receivable - sale of subsidiary		Amortized cost
Fixed consideration	34	Amortized cost	Level 2	343,068	-	343,068	-
Contingent consideration	34	Fair value through profit or loss	Level 3	486,429	-	486,429	-
				5,052,001	4,332,271	5,052,001	4,332,271

Financial derivatives (hedge instrument)		Fair value through profit or loss	Level 2	23,293	-	23,293	-
Financial derivative instruments		Fair value through profit or loss	Level 2	255,157	1,008,365	255,157	1,008,365
				278,450	1,008,365	278,450	1,008,365
Financial liabilities
Borrowing, financing and debentures	19
Borrowing in local currency		Amortized cost	Level 2	(6,111,702)	(8,419,320)	(6,111,702)	(8,419,320)
Foreign currency borrowings		Amortized cost	Level 2	-	(5,172,966)	-	(5,172,966)
				(6,111,702)	(13,592,286)	(6,111,702)	(13,592,286)

Financial and operating derivative instruments		Fair value through profit or loss	Level 2	(329,676)	(1,805,242)	(329,676)	(1,805,242)

Lease liability	18	Amortized cost	Level 2	(1,150,440)	(3,270,737)	(1,150,440)	(3,270,737)
Prepaid insurance		Amortized cost	Level 2	14,013	-	14,013	-
Trade accounts payables, related-parties’ and reverse factoring	20 e 32.1	Amortized cost	Level 2	(5,302,478)	(6,375,930)	(5,302,478)	(6,375,930)
Insurance payables	23	Amortized cost	Level 2	(1,239)	(69,364)	(1,239)	(69,364)
Dividends payable	24	Amortized cost	Level 2	(294,231)	(260)	(294,231)	(260)

When measuring, the carrying value represents a reasonable approximation of the fair value, as described below:

(i)	the balances of cash and cash equivalents, trade accounts receivables, accounts payable to suppliers and other current liabilities are equivalent to their carrying amounts, mainly due to the short-term maturities of these instruments;
(ii)	the balances of the short-term investments: a) measured at amortized cost approximate their fair values as a result of the transactions to be conducted at floating interest rates; and b) measured at fair value through profit or loss based on the rates agreed with the financial institutions considering the agreed rates among the parties, including market information that allows for such calculation;
(iii)	except for the real estate receivables certificates the carrying amounts of borrowing, financing and debentures are measured at their amortized cost and disclosed at fair value, which does not differ materially from the carrying amounts as interest rates are consistent with current market rates; and

(iv)	the fair value of exchange rate derivatives (swap and forwards) is determined based on the future exchange rates at the dates of the balance sheets, with the resulting amount being discounted at present value.

The fair value of the investment in the Fundo Dynamo Beauty Ventures Ltda. (“DBV Fund”), classified at level 3 of the fair value hierarchy is calculated based on information on the net value of the investment in the Fund (NAV) calculated by the Fund’s manager based on valuation assumptions consistent with the accounting practices adopted in Brazil and IFRS, adjusted to reflect the fair value assumptions applicable to the nature of the Company’s investment. The Company’s valuation considers inputs not observable in the model, to reflect the contractual restrictions on this investment for early redemption of the security in the market. The significant unobservable inputs used in the fair value estimate reflect a discount due to the lack of liquidity of the security, which represent the values that the Company determined that market agents would consider for these discounts when defining the investment price. An increase (reduction) of 1% in the discount applied (15.3%) would result in an increase (reduction) in the fair value of the investment of R$394 (R$402 in 2022).

As part of the sales agreement with the acquirer of the former subsidiary The Body Shop (as disclosed in explanatory note no. 35), a contingent consideration was agreed, stipulating additional cash payments to the Company of up to £30,000 in 2025 and £60,000 in 2026, if certain performance measures are achieved by The Body Shop's operation in each of the respective previous fiscal years. As of December 31, 2023, The Body Shop's key performance indicators indicate that the target is likely to be achieved and therefore the fair value of the contingent consideration reflects the achievement of anticipated results. Fair value is determined using the discounted cash flow method. The main significant unobservable assumptions used in measuring fair value include The Body Shop's probability-adjusted EBITDA and the discount rate. An increase (reduction) of 1% in the applied discount rate (4.5%) would result in an increase (reduction) in the fair value of the credit receivable of R$13,456. A 25% increase (decrease) in probability-adjusted EBITDA would not result in changes in the fair value of the credit receivable.

There were no transfers between measurement levels in the fair value hierarchy in the year ended December 31, 2023 and 2022 for these assets and liabilities.

Additionally, in the year ended December 31, 2023, there were no material effects on the fair value of financial assets and liabilities as a result of an increase in price volatility in markets affected by the conflict between Russia and Ukraine, counterparty risk in financial assets or market inactivity considered in the evaluation.